Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		366,347
Shares Issued, Price Per Share		$ 8.20
Stock Repurchase Program, Authorized Amount		$ 3.0
Fees And Commission [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share		$ 0.03
Subsequent Event [Member]
Subsequent Event [Line Items]
Reclassification From Current Liabilities To Non Current Liabilities	$ 8.8
Dividends Payable, Amount Per Share	$ 0.13
Dividends Payable, Date to be Paid	Mar. 01, 2016
Dividends Payable, Date of Record	Feb. 16, 2016
Dividends Payable, Date Declared	Feb. 03, 2016
Subsequent Event [Member] | ABN AMRO Bank And DVB Bank [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	$ 213.0
Subsequent Event [Member] | ABN AMRO Bank And DVB Bank [Member] | Future Acquisition [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	20.0
Subsequent Event [Member] | Nordea Bank And SEB Bank [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	151.0
Subsequent Event [Member] | Credit Agricole Corporate And Investment Bank [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	64.0
Subsequent Event [Member] | Credit Agricole Corporate And Investment Bank [Member] | Two Vessels [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	39.0
Subsequent Event [Member] | Credit Agricole Corporate And Investment Bank [Member] | Additional Financing [Member]
Subsequent Event [Line Items]
Short-term Debt, Refinanced, Amount	$ 25.0